Fair Value Measurements Fair Value Measurements - Reconciliation of Level 3 Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Accumulated other comprehensive (loss)
Fair Market Value	$ 4,978.3	$ 4,231.1
Fair Market Value	1,488.7	1,964.4
Level 3 | Fair Value, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	1.3	(15.7)
Fair Market Value	311.0	489.9
Level 3 | Fair Value, Recurring [Member] | Liability
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Asset reclassification	0.0	0.0
Liabilities at beginning of year	(3.6)	(16.5)	$ (31.7)
Liability purchases	0.0	0.0
Liability transfers	0.0	0.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	0.0	0.0
Liability sales	0.0	0.0
Liability, increase (decrease) in fv included in net income	12.9	15.2
Change in unrealized gains or losses	12.9	15.2
Level 3 | Fair Value, Recurring [Member] | Loss Portfolio Transfer | Liability
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Asset reclassification	0.0	0.0
Liabilities at beginning of year	(3.6)	(16.5)	(31.7)
Liability purchases	0.0	0.0
Liability transfers	0.0	0.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	0.0	0.0
Liability sales	0.0	0.0
Liability, increase (decrease) in fv included in net income	12.9	15.2
Change in unrealized gains or losses	12.9	15.2
Level 3 | Fair Value, Recurring [Member] | Commercial mortgage loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	0.0	(17.9)
Fair Market Value	79.7	274.9
Level 3 | Fair Value, Recurring [Member] | Middle market loans and other private debt
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	0.0	0.5
Fair Market Value	61.0	84.8
Level 3 | Fair Value, Recurring [Member] | Asset-backed
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	1.1	1.7
Fair Market Value	127.6	82.9
Level 3 | Fair Value, Recurring [Member] | Global corporate securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	0.0	(0.2)
Fair Market Value	18.5	14.4
Level 3 | Fair Value, Recurring [Member] | Short-term investments
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	0.0	0.0
Fair Market Value	0.0	18.0
Level 3 | Fair Value, Recurring [Member] | Equity Securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)		0.0
Fair Market Value		0.0
Level 3 | Fair Value, Recurring [Member] | Asset backed securities, privately-held afs
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Fair Market Value	24.2	14.9
Change in unrealized investment gains (losses)	0.2	0.2
Assets | Level 3 | Fair Value, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	71.4	113.7
Transfers in/(out)	0.0	5.3
Transfers out of Level 3	0.0	12.1
Asset reclassification	0.0	0.0
Settlements and sales	(239.7)	(137.2)
Increase (decrease) in fair value included in net income	(10.6)	(12.8)
Fair Market Value		489.9	533.0
Assets | Level 3 | Fair Value, Recurring [Member] | Commercial mortgage loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	0.5	40.6
Transfers in/(out)	0.0	0.0
Transfers out of Level 3	0.0	0.0
Asset reclassification	0.0	0.0
Settlements and sales	(184.4)	(61.5)
Increase (decrease) in fair value included in net income	(11.3)	(16.3)
Fair Market Value		274.9	312.1
Assets | Level 3 | Fair Value, Recurring [Member] | Middle market loans and other private debt
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	0.4	18.3
Transfers in/(out)	0.0	0.0
Transfers out of Level 3	0.0	0.0
Asset reclassification	10.9	0.0
Settlements and sales	(35.5)	(41.9)
Increase (decrease) in fair value included in net income	0.4	1.5
Fair Market Value		84.8	106.9
Assets | Level 3 | Fair Value, Recurring [Member] | Asset-backed
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	56.1	21.9
Transfers in/(out)	0.0	5.3
Transfers out of Level 3	0.0	(5.5)
Asset reclassification	0.0	0.0
Settlements and sales	(12.4)	(7.6)
Increase (decrease) in fair value included in net income	1.0	2.0
Fair Market Value		82.9	66.8
Assets | Level 3 | Fair Value, Recurring [Member] | Global corporate securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	4.4	0.0
Transfers in/(out)	0.0	0.0
Transfers out of Level 3	0.0	0.0
Asset reclassification	0.0	0.0
Settlements and sales	(0.3)	(0.4)
Increase (decrease) in fair value included in net income	0.0	(0.2)
Fair Market Value		14.4	15.0
Assets | Level 3 | Fair Value, Recurring [Member] | Short-term investments
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	0.0	18.2
Transfers in/(out)	0.0	0.0
Transfers out of Level 3	0.0	0.0
Asset reclassification	(10.9)	0.0
Settlements and sales	(7.1)	(25.8)
Increase (decrease) in fair value included in net income	0.0	0.0
Fair Market Value		18.0	25.6
Assets | Level 3 | Fair Value, Recurring [Member] | Equity Securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances		0.0
Transfers in/(out)		0.0
Transfers out of Level 3		(6.6)
Asset reclassification		0.0
Settlements and sales		0.0
Increase (decrease) in fair value included in net income		0.0
Fair Market Value			6.6
Assets | Level 3 | Fair Value, Recurring [Member] | Asset backed securities, privately-held afs
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Fair Market Value		14.9	$ 0.0
Purchases and issuances	10.0	14.7
Transfers in/(out)	0.0	0.0
Transfers out of Level 3	0.0	0.0
Asset reclassification	0.0	0.0
Settlements and sales	0.0	0.0
Increase (decrease) in fair value included in net income	$ (0.7)	$ 0.2